U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

July 1, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: Hotchkis & Wiley Funds (the “Trust”)
Securities Act Registration No: 333-68740
Investment Company Registration No: 811-10487

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the Hotchkis & Wiley International Small Cap Diversified Value Fund, (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated June 30, 2020 and filed electronically as Post-Effective Amendment No. 58 to the Funds’ Registration Statement on Form N-1A on June 30, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk
For U.S. Bank Global Fund Services